S000009414 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	236 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	13.07%	14.22%
Dow Jones U.S. Select Oil Exploration & Production Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	2.54%	24.17%	8.43%
iShares U.S. Oil & Gas Exploration & Production ETF
Prospectus [Line Items]
Average Annual Return, Percent	2.14%	23.67%	7.99%
Performance Inception Date				May 01, 2006
iShares U.S. Oil & Gas Exploration & Production ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.53%	22.79%	7.36%
iShares U.S. Oil & Gas Exploration & Production ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.72%	19.46%	6.36%